                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   5/31

Date of reporting period:   8/31/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)


PAR                                                                                               YIELD ON
AMOUNT                                                                         MATURITY            DATE OF         AMORTIZED
(000)      DESCRIPTION                                                           DATE             PURCHASE            COST
           COMMERCIAL PAPER    35.3%
$ 20,000   American General Finance Corp.                                      09/10/04             1.373%        $19,993,150
  15,000   Citicorp                                                            09/08/04             1.482          14,995,683
  15,000   Citigroup Global Markets Holdings                                   09/22/04             1.543          14,986,525
  20,000   Dexia Delaware                                                      09/01/04             1.413          20,000,000
  30,000   FCAR Owner Trust Ser II                                             11/02/04             1.637          29,915,783
  20,000   HBOS Treasury Services PLC                                          01/26/05             1.878          19,848,100
  25,000   Mortgage Interest Networking Trust                                  09/15/04             1.414          24,986,292
  25,000   New Center Asset Trust                                              09/20/04             1.444          24,981,000
  25,000   Northern Trust Corp.                                                09/24/04             1.523          24,975,722
  25,000   Societe Generale North America, Inc.                                09/17/04             1.414          24,984,333
  15,000   Unicredit Delaware                                                  12/06/04             1.679          14,933,200
                                                                                                                 ------------
           TOTAL COMMERCIAL PAPER                                                                                 234,599,788
                                                                                                                 ------------

           CERTIFICATES OF DEPOSIT    23.3%
  15,000   Chase Manhattan Bank, NA (Floating Rate)                            05/11/05             1.519          15,000,000
  20,000   First Tennessee Bank, NA                                            09/16/04             1.440          20,000,000
  10,000   Fortis Bank (Floating Rate)                                         09/01/05             1.421           9,996,574
  20,000   Natexis Banques Populaires                                          09/14/04             1.415          20,000,036
  25,000   State Street Bank & Trust, NA                                       09/03/04             1.150          25,000,000
  25,000   Toronto Dominion Holdings                                           09/21/04             1.530          25,000,000
  15,000   Washington Mutual                                                   09/17/04             1.540          15,000,000
  25,000   Wells Fargo Bank, NA                                                09/09/04             1.520          25,000,000
                                                                                                                 ------------
           TOTAL CERTIFICATES OF DEPOSIT                                                                          154,996,610
                                                                                                                 ------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS    15.7%
  10,000   Federal Home Loan Mortgage Corp.                                    12/06/04             1.641           9,956,533
  10,000   Federal Home Loan Mortgage Corp.                                    12/15/04             1.711           9,950,417
  15,000   Federal National Mortgage Association                               09/20/04             1.502          14,988,125
  15,000   Federal National Mortgage Association                               10/01/04             1.533          14,980,875
  20,000   Federal National Mortgage Association                               10/13/04             1.157          19,973,167
  20,000   Federal National Mortgage Association                               10/20/04             1.167          19,968,422
  15,000   Federal National Mortgage Association                               01/12/05             1.766          14,903,021
                                                                                                                 ------------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                               104,720,560
                                                                                                                 ------------

           NOTES   15.2%
  25,000   Bank America, NA Charlotte                                          10/25/04             1.620          25,000,000
  11,000   General Electric Capital Corp. (Floating Rate)                      03/15/05             1.647          11,011,004
  20,000   General Electric Capital Corp. (Floating Rate)                      05/12/05             1.763          20,019,565
  10,000   Toyota Motor Credit Corp. (Floating Rate)                           03/14/05             1.499          10,003,188
  25,000   US Bank, NA (Floating Rate)                                         11/05/04             1.603          25,013,345
  10,000   Westpac Banking Corp. (Floating Rate)                               04/25/05             1.630          10,001,648
                                                                                                                 ------------
           TOTAL NOTES                                                                                            101,048,750
                                                                                                                 ------------

           REPURCHASE AGREEMENT     10.5%

           Bank of America Securities LLC ($69,600,000 par
           collateralized by U.S. Government obligations in
           a pooled cash account, interest rate of 1.53%,
           dated 08/31/04, to be sold on 09/01/04 at
           $69,602,958)                                                                                            69,600,000
                                                                                                                 ------------

           TOTAL INVESTMENTS    100.0%(a)                                                                         664,965,708

           LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                             (290,733)
                                                                                                                 ------------

           NET ASSETS    100.0%                                                                                  $664,674,975
                                                                                                                 ============

           Percentages are calculated as a percentage of net assets.

(a) At August 31, 2004, cost is identical for both book and federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: October 20, 2004